SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2016
Segment Reporting [Abstract]
Segment Information

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Sales:	($ in millions)
Chlor Alkali Products and Vinyls	$733.0	$341.2	$1,437.3	$680.5
Epoxy	450.0	—	910.2	—
Winchester	181.0	194.2	364.7	372.9
Total sales	$1,364.0	$535.4	$2,712.2	$1,053.4
Income (loss) before taxes:
Chlor Alkali Products and Vinyls	$30.7	$27.4	$98.8	$51.5
Epoxy	—	—	8.2	—
Winchester	31.2	33.9	59.9	63.7
Corporate/other:
Pension income	12.6	7.4	24.8	14.5
Environmental expense	(2.4)	(5.1)	(5.1)	(5.8)
Other corporate and unallocated costs	(23.9)	(13.2)	(53.5)	(35.3)
Restructuring charges	(8.2)	(0.7)	(101.0)	(1.9)
Acquisition-related costs	(16.3)	(10.5)	(26.5)	(20.9)
Other operating (expense) income	(0.2)	42.4	10.7	42.2
Interest expense	(47.6)	(18.2)	(96.1)	(25.3)
Interest income	0.5	0.3	0.8	0.6
Income (loss) before taxes	$(23.6)	$63.7	$(79.0)	$83.3